FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 16 - FINANCIAL INSTRUMENTS
16.1 Financial assets and liabilities by categories

		At June 30, 2021				At December 31, 2020
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Cash and cash equivalents	9	290	—	—	290	439	—	—	439
Trade receivables	10	—	—	586	586	—	—	341	341
Other financial assets		—	73	6	79	3	40	14	57
Total		290	73	592	955	442	40	355	837

		At June 30, 2021				At December 31, 2020
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Trade payables and fixed assets payables	14	981	—	—	981	653	—	—	653
Borrowings	15	2,257	—	—	2,257	2,391	—	—	2,391
Other financial liabilities		—	34	2	36	—	85	2	87
Total		3,238	34	2	3,274	3,044	85	2	3,131
16.2 Fair values
The carrying value of the Group’s borrowings at maturity is the redemption value.
The fair values of Constellium SE Senior Notes issued in November 2017, June 2020, February 2021 and June 2021 account for 102%, 108%, 99% and 100%, respectively, of the nominal values and amount to €839 million, €294 million, €418 million and €299 million, respectively, at June 30, 2021.
All derivatives are presented at fair value in the Interim Statement of Financial Position. The fair values of the other financial assets and liabilities approximate their carrying values, as a result of their liquidity or short maturity.

	At June 30, 2021			At December 31, 2020
(in millions of Euros)	Non-current	Current	Total	Non-current	Current	Total
Aluminium and premium future contracts	8	42	50	1	18	19
Energy future contracts	—	1	1	—	—	—
Other future contracts	1	3	4	1	1	2
Currency commercial contracts	7	17	24	16	17	33
Margin call	—	—	—	—	3	3
Other financial assets - derivatives	16	63	79	18	39	57

Aluminium and premium future contracts	1	7	8	3	6	9
Other future contracts	—	1	1	—	1	1
Currency commercial contracts	2	16	18	4	28	32
Currency net debt derivatives (A)	7	2	9	34	11	45
Other financial liabilities - derivatives	10	26	36	41	46	87
(A)For the six months ended June 30, 2021, forward purchases of $325 million versus the Euro using cross currency basis swaps were bought out before their initial maturity in relation with the refinancing of the Senior Notes. This buy-out generated a €27 million cash outflow which is presented in Other financing activities within the Interim Statement of Cash Flows.
16.3 Valuation hierarchy
The following table provides an analysis of financial instruments measured at fair value, grouped into levels based on the degree to which the fair value is observable:
•Level 1 is based on a quoted price (unadjusted) in active markets for identical financial instruments. Level 1 includes aluminium, copper and zinc futures that are traded on the LME.
•Level 2 is based on inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. prices) or indirectly (i.e. derived from prices). Level 2 includes foreign exchange derivatives. The present value of future cash flows based on the forward or on the spot exchange rates at the balance sheet date is used to value foreign exchange derivatives.
•Level 3 is based on inputs for the asset or liability that are not based on observable market data (unobservable inputs). Trade receivables are classified as a Level 3 measurement under the fair value hierarchy.

	At June 30, 2021				At December 31, 2020
(in millions of Euros)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other financial assets - derivatives	44	35	—	79	20	37	—	57
Other financial liabilities - derivatives	8	28	—	36	9	78	—	87
There was no material transfer of asset and liability categories into or out of Level 1, Level 2 or Level 3 during the six months ended June 30, 2021 or the year ended 2020.